Stock-Based Compensation Plans	6 Months Ended
Jun. 30, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

19. STOCK-BASED COMPENSATION PLANS

Cenovus has a number of stock-based compensation plans which include stock options with associated NSRs, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”). The following tables summarize information related to Cenovus’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at June 30, 2018	(thousands)	(thousands)
NSRs	36,864	29,247
PSUs	6,338	-
RSUs	6,996	-
DSUs	1,538	1,538

The weighted average exercise price of NSRs as at June 30, 2018 was $26.39.

	Units Granted	Units Vested and Paid Out
For the six months ended June 30, 2018	(thousands)	(thousands)
NSRs	3,909	-
PSUs	3,068	-
RSUs	3,487	1,772
DSUs	198	114

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
NSRs	2	4	4	6
PSUs	9	(6)	(2)	(12)
RSUs	8	(3)	7	(6)
DSUs	4	(10)	5	(17)
Stock-Based Compensation Expense (Recovery)	23	(15)	14	(29)
Stock-Based Compensation Costs Capitalized	7	(3)	5	(4)
Total Stock-Based Compensation	30	(18)	19	(33)